Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 43,860	£ 43,547	[1]	£ 45,736
Qualifying Tier 2 capital
Minimum pillar 1 capital ratio	8.00%
Minimum tier 1 component ratio	4.50%
RBSG plc
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 43,860	43,547
Preference shares - equity	(494)	(496)
Other equity instruments	(4,999)	(4,058)
Shareholders' equity (excluding non-controlling interests)	38,367	38,993
Regulatory adjustments and deductions
Own credit	(1)	(118)
Defined benefit pension fund adjustment	(579)	(474)
Cash flow hedging reserve	(229)	(35)
Deferred tax assets	(760)	(757)
Prudential valuation adjustments	(286)	(431)
Goodwill and other intangible assets	(6,182)	(6,622)
Expected losses less impairments		(167)
Foreseeable ordinary and special dividends	(364)	(968)
Foreseeable charges	(266)	(365)
Adjustment under IFRS 9 transitional arrangements	1,747
Other regulatory adjustments		(2)
Total regulatory adjustments and deductions	(6,920)	(9,939)
CET1 capital	31,447	29,054
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,983	4,051
Qualifying instruments and related share premium subject to phase out	690	1,366
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,813	5,557
Tier 1 capital	37,260	34,611
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,882	4,867
Qualifying instruments issued by subsidiaries and held by third parties	1,191	1,345
Other Regulatory Adjustments	400
Tier 2 capital	6,473	6,212
Total regulatory capital	£ 43,733	£ 40,823

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.